Document and Entity Information Document	Sep. 04, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 04, 2024
Entity Registrant Name	BlackSky Technology Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39113
Entity Address, Address Line One	2411 Dulles Corner Park
Entity Address, Address Line Two	Suite 300
Entity Tax Identification Number	83-1833760
Entity Address, City or Town	Herndon,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	571
Local Phone Number	267-1571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001753539
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BKSY
Security Exchange Name	NYSE
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for shares of Class A common stock at an exercise price of $92.00 per share
Trading Symbol	BKSY.W
Security Exchange Name	NYSE